CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
The transactions set forth below were approved by the Company’s Board of Directors on June 4, 2021

The transactions set forth below were approved by the Company’s Board of Directors on June 4, 2021.

Name		Principal due December 31, 2021	Accrued interest December 31, 2021	Total amount due December 31, 2021
Notes sold in exchange for cash	(1)	$1,165,000	$46,108	1,211,108
Note issued in exchange for defaulted notes	(2)	1,000,000	39,577	1,039,577
		$2,165,000	$85,685	2,250,685

CONVERTIBLE NOTES PAYABLE

Name	Due at May 26, 2019	Principal Amount	Default Penalty	Warrants Issued	Term	Exercise Price	Amortization of Warrants	Accrued Interest
Old Notes	Defaulted	$938,400	$673,956	272,000	5	2.00	$97,279	$407,967

Convertible notes payable consists of the following at December 31, 2021 and December 31, 2020

Convertible notes payable consists of the following at December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Principal balance	$1,165,000	$938,400
Principal balance, related party	1,000,000	—
Default penalty	—	673,956
Unamortized debt discount	(42,819)	—
Outstanding, net of debt discount and premium	$2,122,181	$1,612,356